Average Annual Total Returns - DWS Equity 500 Index Fund	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S After tax on distributions 1 Year	Class S After tax on distributions 5 Years	Class S After tax on distributions 10 Years	Class S After tax on distributions and sale of fund shares 1 Year	Class S After tax on distributions and sale of fund shares 5 Years	Class S After tax on distributions and sale of fund shares 10 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.83%	14.14%	13.08%	Dec. 31, 1992	18.05%	15.00%	13.64%	Dec. 31, 1992	17.99%	14.94%	13.58%	13.54%	10.72%	10.92%	15.36%	11.31%	10.75%	18.40%	15.22%	13.88%